Employee benefit obligation - Recognized in statement of loss and comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost recognized in profit or loss
Remeasurement loss recognized in OCI	$ 330	$ (252)
Annual weighted average assumptions
Discount rate	3.17%	3.77%
Price inflation	2.50%	3.00%